INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Estimated amortization expense
2022	$ 6,259
2023	5,963
2024	5,877
2025	4,829
Thereafter	17,319
Intangible assets, net	$ 40,247	$ 19,281